Investment in securities - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 security
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions	163	67
Debt securities, available-for-sale, securities in unrealized loss positions, percentage of portfolio fair value	99.80%	73.60%
Debt securities, available-for-sale, securities in unrealized loss positions, percentage of fair value of affected securities	(11.10%)	(2.10%)
Available-for-sale securities, transfers to held to maturity, unrealized losses | $	$ 99.1
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Held-to-maturity, securities in unrealized loss positions, number of positions	220	57
Held-to-maturity, securities in unrealized loss positions, percentage of portfolio fair value	100.00%	59.10%
Held-to-maturity, securities in unrealized loss positions, percentage of fair value of affected securities	16.90%	2.20%
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions	13
Residential mortgage-backed securities | Minimum
Debt Securities, Available-for-sale [Line Items]
Percentage of weighted average credit support	16.00%
Percentage of loan to value ratio	47.00%
Residential mortgage-backed securities | Maximum
Debt Securities, Available-for-sale [Line Items]
Percentage of weighted average credit support	49.00%
Percentage of loan to value ratio	56.00%